Financial Instruments and Fair Value Disclosure (Fair Value Assets Measured On Nonrecurring Basis) (Details) - USD ($) $ in Thousands		12 Months Ended
		Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Lennar Homebuilding [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Finished homes and construction in progress carrying value before impairments		$ 145,284	$ 130,479
Total gains (losses) on finished homes and construction in process		(2,934)	(4,458)
Lennar Homebuilding [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Finished homes and construction in progress carrying value before impairments	[1]	8,071	16,453	$ 25,784
Finished homes and construction in progress, Fair Value	[1]	4,498	11,995	14,755
Total gains (losses) on finished homes and construction in process	[1]	(3,573)	(4,458)	(11,029)
Land and land under development carrying value before impairments	[1]	7,013	0	18,044
Land and land under development fair value	[1]	6,143	0	16,166
Valuation adjustments to land and land under development		(870)	0	(1,878)
Equity method investments carrying value before impairment	[2]	0	20,921	0
Investments in unconsolidated entities, fair value	[2]	0	20,024	0
Valuation adjustments to investments in unconsolidated entities	[2]	0	(897)	0
Rialto Investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Provision for loan, lease, and other losses		(57,113)	(16,139)	(27,966)
Rialto Investments [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans receivable value before impairments		187,218	237,829	354,687
Loans receivable fair value		130,105	221,690	326,721
Provision for loan, lease, and other losses		(57,113)	(16,139)	(27,966)
REO Held-For-Sale carrying value before gains (losses)	[3]	26,750	14,367	14,325
REO Held-For-Sale fair value	[3]	25,145	15,985	9,987
Net gains (losses) upon acquisition/transfer of REO Held-For-Sale	[3]	(1,605)	1,618	(4,338)
REO Held-For-Sale carrying value before impairments	[3]	50,115	26,772	19,718
REO Held-For-Sale fair value after impairments	[3]	42,279	21,199	17,139
REO Held-For-Sale, impairments	[3]	(7,836)	(5,573)	(2,579)
REO Held-And-Used, net carrying value before gains (losses)	[4]	60,572	79,775	172,654
Real Held-And-Used, net fair value	[4]	55,407	86,262	175,114
Net gains (losses) upon acquisition/transfer of REO Held-And-Used, net	[4]	(5,165)	6,487	2,460
REO Held And Used, net carrying value before impairments	[4]	39,728	22,743	33,003
REO Held-And-Used, net fair value after impairments	[4]	28,227	12,226	26,300
Real estate, impairments	[4]	$ (11,501)	$ (10,517)	$ (6,703)

[1]	Valuation adjustments were included in Lennar Homebuilding costs and expenses in the Company's consolidated statement of operations for the years ended November 30, 2014, 2013 and 2012.
[2]	Valuation adjustments were included in Lennar Homebuilding other income, net in the Company's consolidated statement of operations for the year ended November 30, 2013.
[3]	REO held-for-sale assets are initially recorded at fair value less estimated costs to sell at the time of the transfer or acquisition through, or in lieu of, loan foreclosure. The fair value of REO held-for-sale is based upon appraised value at the time of foreclosure or management's best estimate. In addition, management periodically performs valuations of its REO held-for-sale. The gains (losses) upon the transfer or acquisition of REO and impairments were included in Rialto other income (expense), net, in the Company’s consolidated statement of operations for the years ended November 30, 2014, 2013 and 2012.
[4]	REO held-and-used, net, assets are initially recorded at fair value at the time of acquisition through, or in lieu of, loan foreclosure. The fair value of REO held-and-used, net, is based upon the appraised value at the time of foreclosure or management’s best estimate. In addition, management periodically performs valuations of its REO held-and-used, net. The gains (losses) upon acquisition of REO held-and-used, net and impairments were included in Rialto other income (expense), net, in the Company’s consolidated statement of operations for the years ended November 30, 2014, 2013 and 2012.